CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $)	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and Cash Equivalents, at Carrying Value	$ 2,216,102	$ 166,939
Other current assets	50,100
Total current assets	2,266,202	166,939
EQUIPMENT, NET.	113,532	88,390
OTHER ASSETS:
Mineral properties		326,000
ASSETS FROM DISCONTINUED OPERATIONS	111,519	214,537
TOTAL ASSETS	2,491,253	795,866
CURRENT LIABILITIES:
Accounts payable and accrued expenses.	1,682,226	1,078,903
Accounts payable and accrued expenses-related party	80,470	506,391
Accrued compensation-officers	267,597	367,466
Accrued interest		11,109
Other current liabilities	2,268,999
Total current liabilities	4,299,292	1,963,869
LONG-TERM DEBT
Note payable-related party		250,000
Convertible debentures - related party		650,000
LIABILITIES FROM DISCONTINUED OPERATIONS:	180,699	275,849
Total liabilities	4,479,991	3,139,718
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' DEFICIT:
Preferred stock; 10,000,000 shares authorized, outstanding, respectively	0	0
Common stock; 100,000,000 shares authorized, at $0.00001 par value	103	92
Additional paid-in capital.	64,645,891	46,453,526
Accumulated deficit	(66,634,732)	(48,797,470)
Total stockholders' deficit	(1,988,738)	(2,343,852)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 2,491,253	$ 795,866